Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 207,223	$ 197,427	$ 196,470
Fair value of the associated liabilities	173,602	162,115	160,007
Net position	$ 33,621	$ 35,312	$ 36,463